Fair Value Measurements - Summary of Fair Value of Investments Measured at NAV Per Share as Practical Expedient (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 430,366,677	$ 396,223,870
Fair Value Measured at NAV per Share | Schwab Indexed Retirement Funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 131,855,432	$ 111,634,402
Redemption Frequency (if currently eligible)	Daily	Daily
Plan Level Redemption Notice Period	30 days	30 days
Fair Value Measured at NAV per Share | Morley Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 20,064,454	$ 23,258,428
Redemption Frequency (if currently eligible)	Daily	Daily
Plan Level Redemption Notice Period	12 months	12 months